Leases - Additional Information (Details) - USD ($) $ in Millions	Jun. 30, 2021	Dec. 31, 2020
Leases [Abstract]
Lessee, operating lease, renewal term (in years)	5 years
Finance lease, liability, payment, due		$ 0.2